Fair Value (Reconciliation Of Financial Instruments Classified As Level 3) (Details) - Derivative Financial Instruments, net Liabilities [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	$ 6,095	$ 4,133
Unrealized gain recognized in earnings		16
Unrealized gain recognized in earnings	47
Issuances	13,281	15,710
Settlements	(15,394)	(13,764)
Ending balance	$ 4,029	$ 6,095